Loans Payable Disclosure: Schedule of Debt (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Debt
	December 31, 2022	December 31, 2021

Principal amount of loans and advances	$839,613	$877,316
Accrued interest	232,476	92,330
Loans and advances payable	$1,072,089	$969,646